Payables and accrued liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts	$ 417	$ 430
Accrued equity-based compensation	53	45
Compensation	66	152
Accrued export duties	5	4
Accrued dividends	25	25
Accrued interest	5	5
Current portion of lease obligations	13	11
Restructuring provision	3	10
Other	33	40
Payables and accrued liabilities	$ 620	$ 722